Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (13,935,810)	$ (24,062,017)	$ (33,649,516)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,487,891	(7,088,911)	(592,466)
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(9,244,714)	(9,616,856)	7,688,026
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,931,562	(7,690,728)	(10,817,032)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(31,272,082)	24,444,275	74,456,429
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	47,540	(1,158,380)	(2,910,290)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(3,039,993)	(12,773,525)	(974,007)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,364,117	3,389,662	(1,791,425)
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	41,701,461	(3,683,359)	(66,244,167)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (16,423,701)	$ (16,973,106)	$ (33,057,050)